Investment Objectives and Goals	Apr. 30, 2026
Praxis Impact Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Praxis Impact Bond Fund
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Praxis Impact Bond Fund seeks current income.
Objective, Secondary [Text Block]	To a lesser extent, it seeks capital appreciation.
Praxis International Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Praxis International Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Praxis International Index Fund seeks capital appreciation.
Praxis Value Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Praxis Value Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Praxis Value Index Fund seeks capital appreciation.
Praxis Growth Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Praxis Growth Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Praxis Growth Index Fund seeks capital appreciation.
Praxis Small Cap Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Praxis Small Cap Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Praxis Small Cap Index Fund seeks to maximize long-term capital appreciation.
Praxis Genesis Conservative Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Praxis Genesis Conservative Portfolio
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Praxis Genesis Conservative Portfolio seeks current income
Objective, Secondary [Text Block]	as a secondary objective, capital appreciation.
Praxis Genesis Balanced Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Praxis Genesis Balanced Portfolio
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Praxis Genesis Balanced Portfolio seeks long-term capital appreciation and growth of income.
Objective, Secondary [Text Block]	To a lesser extent, it seeks current income.
Praxis Genesis Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Praxis Genesis Growth Portfolio
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Praxis Genesis Growth Portfolio seeks capital appreciation
Objective, Secondary [Text Block]	with current income as a secondary objective.